Reconciliation of liabilities arising from financing activities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	S/ (34,290)		S/ (77,508)
New issues	0		0
Amortization of principal	(9,245)	[1]	0
Exchange difference	(293)		2,512
Changes in fair value	31,185		39,250
Discontinuing of hedge	0	[1]	0
Others	12,643		1,456
At December 31, 2017	0		(34,290)
Subordinated bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	5,247,389		5,560,994
New issues	0		29,953
Amortization of principal	0	[1]	(70,002)
Exchange difference	201,001		(237,167)
Changes in fair value	(55,106)		(39,137)
Discontinuing of hedge	0	[1]	0
Others	31,117		2,748
At December 31, 2017	5,424,401		5,247,389
Subordinated bonds [Member] | Amortized Cost
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	2,257,516		2,371,073
New issues	0		29,953
Amortization of principal	0	[1]	(70,002)
Exchange difference	183,791		(70,522)
Changes in fair value	164		0
Discontinuing of hedge	2,951,813	[1]	0
Others	31,117		(2,986)
At December 31, 2017	5,424,401		2,257,516
Subordinated bonds [Member] | Fair value
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1, 2017	2,989,873		3,189,921
New issues	0		0
Amortization of principal	0	[1]	0
Exchange difference	17,210		(166,645)
Changes in fair value	(55,270)		(39,137)
Discontinuing of hedge	(2,951,813)	[1]	0
Others	0		5,734
At December 31, 2017	S/ 0		S/ 2,989,873

[1]	During the first quarter of 2018, the Group discontinued the fair value hedge of certain liability bonds; as a result, these bonds were reclassified as financial liabilities at amortized cost. See explanation in Note 16(a).